7. Commitments and Contingencies (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Related Party Transaction [Line Items]
Rent and real estate tax expense	$ 758,500	$ 299,900	$ 1,498,000	$ 592,600
Sales Revenue, Net [Member] | One customer
Related Party Transaction [Line Items]
Concentration percentage	30.00%	25.00%